SENIOR NOTES AND LOANS (Tables)	0 Months Ended
Dec. 31, 2013
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans
NOTE 12—SENIOR NOTES AND LOANS:
a.	Senior notes and loans consisted of the following:
	Interest rate as of December 31, 2013	December 31,
		2013	2012

	%	(U.S. $ in millions)
Senior notes (1)	2.8	$9,517	$12,152
Loans, mainly from banks (2)(4)	0.3 to 2.3	1,671	1,976
Debentures (4)	7.2	15	15

		11,203	14,143
Less - current portion (included under “short-term debt”)		(816)	(2,431)

		$10,387	$11,712

c. The required annual principal payments of long-term debt as of December 31, 2013, starting with the year 2015, are as follows:
December 31,
2013

(U.S. $ in millions)
2015	$1,331
2016	985
2017	648
2018	875
2019 and thereafter	6,548
$10,387